Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 59.2%
United States - 59.2%
U.S. Treasury Notes
1.125%, 9/30/21	U.S.$	6,966	$6,909,401
1.375%, 8/31/20-10/31/20		16,858	16,826,356
1.375%, 1/31/21 (a)		11,911	11,877,500
1.50%, 8/31/21		13,536	13,512,735
1.625%, 6/30/21-8/15/22		3,455	3,456,267
1.75%, 10/31/20		14,765	14,776,535
2.00%, 1/15/21		8,142	8,172,533
2.25%, 3/31/21-4/30/21		15,723	15,846,506
2.375%, 4/15/21		14,135	14,271,933
2.50%, 12/31/20-2/28/21		39,954	40,311,257
2.875%, 11/15/21		6,713	6,869,927
3.625%, 2/15/21		4,607	4,707,778

Total Governments - Treasuries (cost $156,430,955)			157,538,728

INFLATION-LINKED SECURITIES - 9.1%
United States - 9.1%
U.S. Treasury Inflation Index
0.125%, 4/15/21-7/15/22 (TIPS)		16,398	16,411,507
0.625%, 7/15/21 (TIPS)		2,643	2,672,840
1.25%, 7/15/20 (TIPS)		4,997	5,040,770

Total Inflation-Linked Securities (cost $23,909,501)			24,125,117

CORPORATES - INVESTMENT GRADE - 8.5%
Financial Institutions - 4.6%
Banking - 4.1%
Banco Santander SA
3.50%, 4/11/22		200	205,296
Banque Federative du Credit Mutuel SA
2.75%, 10/15/20 (b)		235	236,379
BNP Paribas SA
2.375%, 5/21/20		925	926,471
Citigroup, Inc.
3.142%, 1/24/23		650	663,032
Cooperatieve Rabobank UA
3.75%, 7/21/26		282	294,329
Cooperatieve Rabobank UA/NY
2.25%, 1/14/20		250	250,010
Danske Bank A/S
3.244%, 12/20/25 (b)		525	531,048
Goldman Sachs Group, Inc. (The)
3.094% (LIBOR 3 Month + 1.16%), 4/23/20 (c)		730	731,628
Huntington National Bank (The)
2.375%, 3/10/20		650	650,390
ING Bank NV
5.80%, 9/25/23 (b)		475	527,734
JPMorgan Chase & Co.
2.295%, 8/15/21		474	475,204
Lloyds Banking Group PLC
4.05%, 8/16/23		350	370,426

	Principal Amount (000)		U.S. $ Value
Mitsubishi UFJ Financial Group, Inc.
3.218%, 3/07/22	U.S.$	1,000	$1,024,210
NatWest Markets PLC
3.625%, 9/29/22 (b)		825	854,593
PNC Bank NA
2.203% (LIBOR 3 Month + 0.25%), 1/22/21 (c)		875	875,989
US Bank NA/Cincinnati/OH
2.65%, 5/23/22		650	662,025
Wells Fargo & Co.
3.069%, 1/24/23		554	565,374
Westpac Banking Corp.
2.65%, 1/25/21		1,002	1,009,355

			10,853,493

Insurance - 0.3%
Metropolitan Life Global Funding I
2.40%, 6/17/22 (b)		650	656,838

REITS - 0.2%
WP Carey, Inc.
4.60%, 4/01/24		550	591,860

			12,102,191

Industrial - 3.8%
Capital Goods - 0.7%
Boeing Co. (The)
2.30%, 8/01/21		610	613,386
Caterpillar Financial Services Corp.
1.931%, 10/01/21		272	272,424
2.10%, 1/10/20		729	729,022
John Deere Capital Corp.
3.20%, 1/10/22		236	242,393

			1,857,225

Communications - Telecommunications - 0.2%
AT&T, Inc.
4.45%, 4/01/24		600	649,686

Consumer Non-Cyclical - 1.4%
AbbVie, Inc.
2.95%, 11/21/26 (b)		325	330,463
Biogen, Inc.
4.05%, 9/15/25		600	652,860
CVS Health Corp.
3.35%, 3/09/21		356	361,668
GlaxoSmithKline Capital PLC
2.875%, 6/01/22		875	894,206
Kroger Co. (The)
6.15%, 1/15/20		609	609,779
Merck & Co., Inc.
2.90%, 3/07/24		700	727,888
Molson Coors Brewing Co.
2.25%, 3/15/20		267	267,011

			3,843,875

	Principal Amount (000)		U.S. $ Value
Energy - 0.8%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
2.773%, 12/15/22	U.S.$	650	$663,149
Enterprise Products Operating LLC
2.80%, 2/15/21		400	403,928
TransCanada PipeLines Ltd.
9.875%, 1/01/21		290	311,733
Williams Cos., Inc. (The)
4.125%, 11/15/20		742	750,889

			2,129,699

Services - 0.4%
Visa, Inc.
2.20%, 12/14/20		984	987,858

Technology - 0.3%
International Business Machines Corp.
2.85%, 5/13/22		675	689,870

			10,158,213

Utility - 0.1%
Electric - 0.1%
Exelon Generation Co. LLC
2.95%, 1/15/20		354	354,085

Total Corporates - Investment Grade (cost $22,244,945)			22,614,489

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.0%
Non-Agency Fixed Rate CMBS - 3.8%
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class AS
3.683%, 9/10/45 (b)		600	619,079
Series 2013-GC11, Class B
3.732%, 4/10/46		350	362,144
Series 2013-GC11, Class XA
1.38%, 4/10/46 (d)		8,699	324,193
Series 2015-GC29, Class A2
2.674%, 4/10/48		736	736,394
Commercial Mortgage Trust
Series 2013-LC6, Class XA
1.34%, 1/10/46 (d)		3,149	103,663
Series 2014-UBS4, Class A5
3.694%, 8/10/47		750	789,431
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.502%, 2/10/46 (d)		8,169	315,432
GS Mortgage Securities Trust
Series 2011-GC5, Class AS
5.209%, 8/10/44 (b)		750	777,901
Series 2012-GC6, Class B
5.651%, 1/10/45 (b)		450	475,365
Series 2012-GCJ7, Class AS
4.085%, 5/10/45		500	517,025
Series 2015-GC28, Class A5
3.396%, 2/10/48		500	522,609

	Principal Amount (000)		U.S. $ Value
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class D
5.60%, 11/15/43 (b)	U.S.$	546	$551,034
Series 2012-C8, Class C
4.601%, 10/15/45 (b)		355	366,139
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
0.852%, 9/15/47 (d)		10,338	340,810
Series 2015-C28, Class A2
2.773%, 10/15/48		405	404,863
Series 2015-C29, Class A2
2.921%, 5/15/48		338	338,427
LSTAR Commercial Mortgage Trust
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		587	581,584
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23, Class A2
2.982%, 7/15/50		764	764,266
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56 (e)(f)		72	71,864
Series 2011-C3, Class C
5.245%, 7/15/49 (b)		250	258,103
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A2
2.632%, 5/15/48		181	180,537
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class C
5.392%, 2/15/44 (b)		516	527,305
Series 2011-C3, Class C
5.335%, 3/15/44 (b)		250	256,717
Series 2012-C10, Class XA
1.539%, 12/15/45 (b)(d)		1,099	42,426

			10,227,311

Non-Agency Floating Rate CMBS - 1.8%
Ashford Hospitality Trust
Series 2018-KEYS, Class A
2.74% (LIBOR 1 Month + 1.00%), 5/15/35 (b)(c)		475	474,393
BFLD
Series 2019-DPLO, Class D
3.58% (LIBOR 1 Month + 1.84%), 10/15/34 (b)(c)		187	186,702
CLNY Trust
Series 2019-IKPR, Class D
3.765% (LIBOR 1 Month + 2.12%), 11/15/38 (b)(c)		380	376,441
DBWF Mortgage Trust
Series 2018-GLKS, Class A
2.794% (LIBOR 1 Month + 1.03%), 11/19/35 (b)(c)		297	296,715

	Principal Amount (000)		U.S. $ Value
Great Wolf Trust
Series 2019-WOLF, Class A
2.756% (LIBOR 1 Month + 1.03%), 12/15/29 (b)(c)	U.S.$	700	$697,122
GS Mortgage Securities Corp. Trust
Series 2019-BOCA, Class A
2.94% (LIBOR 1 Month + 1.20%), 6/15/38 (b)(c)		503	502,341
Series 2019-SMP, Class A
2.89% (LIBOR 1 Month + 1.15%), 8/15/32 (b)(c)		500	500,028
Morgan Stanley Capital I Trust
Series 2019-BPR, Class C
4.79% (LIBOR 1 Month + 3.05%), 5/15/36 (b)(c)		365	364,538
Natixis Commercial Mortgage Securities Trust
Series 2018-850T, Class A
2.523% (LIBOR 1 Month + 0.78%), 7/15/33 (b)(c)		270	269,321
Series 2019-MILE, Class A
3.24% (LIBOR 1 Month + 1.50%), 7/15/36 (b)(c)		166	165,652
Starwood Retail Property Trust
Series 2014-STAR, Class A
3.21% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(c)		859	856,231

			4,689,484

Agency CMBS - 0.4%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		972	985,485
Government National Mortgage Association
Series 2006-51, Class IO
0.94%, 8/16/46 (d)		406	1,070

			986,555

Total Commercial Mortgage-Backed Securities (cost $15,973,232)			15,903,350

AGENCIES - 3.7%
Agency Debentures - 3.7%
Federal Home Loan Bank
2.625%, 5/28/20		3,650	3,664,688
3.00%, 10/12/21		1,450	1,485,105
2.50%, 2/13/24		445	458,823
Federal National Mortgage Association
2.75%, 6/22/21		2,217	2,253,259
2.875%, 10/30/20		1,042	1,052,470
2.50%, 2/05/24		810	835,031

Total Agencies (cost $9,610,317)			9,749,376

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
Risk Share Floating Rate - 1.7%
Bellemeade Re Ltd.
Series 2019-1A, Class M1B
3.542% (LIBOR 1 Month + 1.75%), 3/25/29 (b)(c)	U.S.$	250	$249,414
Series 2019-3A, Class M1B
3.392% (LIBOR 1 Month + 1.60%), 7/25/29 (b)(c)		260	259,886
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M1
2.562% (LIBOR 1 Month + 0.77%), 10/25/39 (b)(c)		310	310,129
Federal Home Loan Mortgage Corp.
Series 2019-HQA4, Class M1
2.562% (LIBOR 1 Month + 0.77%), 11/25/49 (b)(c)		375	375,060
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class M3
5.942% (LIBOR 1 Month + 4.15%), 1/25/25 (c)		261	272,576
Series 2015-DNA3, Class M2
4.642% (LIBOR 1 Month + 2.85%), 4/25/28 (c)		267	269,187
Series 2015-HQ2, Class M2
3.742% (LIBOR 1 Month + 1.95%), 5/25/25 (c)		348	351,647
Series 2015-HQA1, Class M2
4.442% (LIBOR 1 Month + 2.65%), 3/25/28 (c)		50	49,996
Series 2016-HQA2, Class M2
4.042% (LIBOR 1 Month + 2.25%), 11/25/28 (c)		142	142,109
Series 2017-DNA1, Class M1
2.992% (LIBOR 1 Month + 1.20%), 7/25/29 (c)		121	121,492
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
7.042% (LIBOR 1 Month + 5.25%), 10/25/23 (c)		225	248,821
Series 2014-C04, Class 1M2
6.692% (LIBOR 1 Month + 4.90%), 11/25/24 (c)		385	422,763
Series 2016-C03, Class 1M1
3.792% (LIBOR 1 Month + 2.00%), 10/25/28 (c)		52	51,679
Series 2016-C04, Class 1M1
3.242% (LIBOR 1 Month + 1.45%), 1/25/29 (c)		1	661
Series 2016-C06, Class 1M1
3.092% (LIBOR 1 Month + 1.30%), 4/25/29 (c)		140	140,252

	Principal Amount (000)		U.S. $ Value
Series 2017-C01, Class 1M1
3.092% (LIBOR 1 Month + 1.30%), 7/25/29 (c)	U.S.$	40	$40,061
Mortgage Insurance-Linked Notes
Series 2019-1, Class M1
3.674% (LIBOR 1 Month + 1.90%), 11/26/29 (b)(c)		284	285,374
Oaktown Re III Ltd.
Series 2019-1A, Class M1B
3.742% (LIBOR 1 Month + 1.95%), 7/25/29 (b)(c)		215	214,376
PMT Credit Risk Transfer Trust
Series 2019-2R, Class A
4.45% (LIBOR 1 Month + 2.75%), 5/27/23 (c)(g)		236	237,221
Series 2019-3R, Class A
4.614% (LIBOR 1 Month + 2.70%), 10/27/22 (c)(g)		143	143,240
Radnor Re Ltd.
Series 2019-2, Class M1B
3.542% (LIBOR 1 Month + 1.75%), 6/25/29 (b)(c)		222	221,860

			4,407,804

Agency Floating Rate - 1.3%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
2.24% (LIBOR 1 Month + 0.50%), 6/15/39 (c)		567	568,547
Series 4286, Class VF
2.19% (LIBOR 1 Month + 0.45%), 12/15/43 (c)		543	543,840
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
2.142% (LIBOR 1 Month + 0.35%), 6/25/43 (c)		429	425,381
Series 2014-49, Class AF
2.101% (LIBOR 1 Month + 0.32%), 8/25/44 (c)		623	621,879
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
2.273% (LIBOR 1 Month + 0.56%), 12/08/20 (c)		1,411	1,411,796

			3,571,443

Agency Fixed Rate - 0.6%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class NE
2.50%, 3/15/41		975	983,863
Federal National Mortgage Association REMICs
Series 2014-54, Class LA
3.00%, 2/25/44		284	286,701

	Principal Amount (000)		U.S. $ Value
Series 2015-72, Class PC
3.00%, 10/25/43	U.S.$	433	$435,788

			1,706,352

Total Collateralized Mortgage Obligations (cost $9,698,804)			9,685,599

ASSET-BACKED SECURITIES - 3.6%
Autos - Fixed Rate - 1.8%
Exeter Automobile Receivables Trust
Series 2019-2A, Class A
2.93%, 7/15/22 (b)		299	300,178
Series 2019-3A, Class B
2.58%, 8/15/23 (b)		520	522,081
Flagship Credit Auto Trust
Series 2017-3, Class A
1.88%, 10/15/21 (b)		15	14,504
Series 2017-4, Class A
2.07%, 4/15/22 (b)		49	48,955
Series 2019-4, Class B
2.53%, 11/17/25 (b)		590	589,377
Ford Credit Auto Owner Trust
Series 2016-1, Class A
2.31%, 8/15/27 (b)		607	609,212
Ford Credit Floorplan Master Owner Trust
Series 2017-1, Class A1
2.07%, 5/15/22		660	660,107
Series 2017-2, Class A1
2.16%, 9/15/22		558	558,622
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (b)		546	546,612
Series 2017-1A, Class A
2.96%, 10/25/21 (b)		550	552,813
Series 2019-2A, Class A
3.42%, 5/25/25 (b)		500	515,247

			4,917,708

Other ABS - Fixed Rate - 0.9%
Marlette Funding Trust
Series 2017-3A, Class B
3.01%, 12/15/24 (b)		57	57,510
Series 2018-3A, Class A
3.20%, 9/15/28 (b)		121	121,628
Series 2019-1A, Class A
3.44%, 4/16/29 (b)		381	384,100
Series 2019-3A, Class A
2.69%, 9/17/29 (b)		390	391,504
Prosper Marketplace Issuance Trust
Series 2019-3A, Class A
3.19%, 7/15/25 (b)		253	253,868
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (b)		34	33,730
Series 2016-3, Class A

	Principal Amount (000)		U.S. $ Value
3.05%, 12/26/25 (b)	U.S.$	57	$56,930
Series 2017-2, Class A
3.28%, 2/25/26 (b)		89	89,743
Series 2017-5, Class A2
2.78%, 9/25/26 (b)		320	321,206
SoFi Consumer Loan Program Trust
Series 2018-3, Class A2
3.67%, 8/25/27 (b)		203	205,290
Series 2019-3, Class A
2.90%, 5/25/28 (b)		363	365,236

			2,280,745

Credit Cards - Fixed Rate - 0.6%
World Financial Network Credit Card Master Trust
Series 2017-C, Class A
2.31%, 8/15/24		935	936,801
Series 2018-A, Class A
3.07%, 12/16/24		590	596,546

			1,533,347

Autos - Floating Rate - 0.3%
Ford Credit Floorplan Master Owner Trust A
Series 2015-2, Class A2
2.31% (LIBOR 1 Month + 0.57%), 1/15/22 (c)		836	836,109

Total Asset-Backed Securities (cost $9,519,959)			9,567,909

MORTGAGE PASS-THROUGHS - 1.4%
Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
3.391% (LIBOR 6 Month + 1.37%), 1/01/37 (c)		2	1,884

Agency Fixed Rate 15-Year - 0.1%
Federal Home Loan Mortgage Corp. Gold
Series 2011
5.00%, 7/01/25		119	123,021
6.50%, 3/01/26		176	185,264
Federal National Mortgage Association
Series 2006
6.00%, 12/01/21		1	1,422

			309,707

Agency Fixed Rate 30-Year - 1.3%
Federal Home Loan Mortgage Corp.
Series 2019
3.50%, 10/01/49-11/01/49		1,531	1,602,967
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		1,128	1,252,157

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2002
7.50%, 3/15/32	U.S.$	53	$61,164
Series 2009
5.00%, 10/15/39		428	474,019

			3,390,307

Total Mortgage Pass-Throughs (cost $3,665,585)			3,701,898

QUASI-SOVEREIGNS - 0.2%
Quasi-Sovereign Bonds - 0.2%
China - 0.2%
Sinopec Group Overseas Development 2018 Ltd.
2.50%, 8/08/24 (b)
(cost $514,864)		516	517,471

SHORT-TERM INVESTMENTS - 6.7%
U.S. Treasury Bills - 3.7%
U.S. Treasury Bill
Zero Coupon, 1/21/20 (cost $9,851,447)		9,860	9,852,298

GOVERNMENTS - TREASURIES - 3.0%
Japan - 3.0%
Japan Treasury Discount Bill
Series 863
Zero Coupon, 1/20/20	JPY	126,000	1,159,719
Series 869
Zero Coupon, 2/17/20		298,950	2,751,930
Series 874
Zero Coupon, 3/16/20		455,400	4,192,589

Total Governments - Treasuries (cost $8,103,434)			8,104,238

Total Short-Term Investments (cost $17,954,881)			17,956,536

Total Investments - 102.0% (cost $269,523,043) (h)			271,360,473
Other assets less liabilities - (2.0)%			(5,445,792)

Net Assets - 100.0%			$265,914,681

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	486	March 2020	$104,733,000	$(35,020)
U.S. T-Note 5 Yr (CBT) Futures	29	March 2020	3,439,672	(2,954)

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	13	March 2020	$1,669,484	$14,465

				$(23,509)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	JPY	820,000	USD	7,588	1/30/20	$31,353
State Street Bank & Trust Co.	JPY	60,900	USD	563	1/30/20	1,668

						$33,021

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)%	Monthly	3.12%	USD	147	$794	$11,739	$(10,945)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	295	1,593	22,180	(20,587)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	295	1,593	21,425	(19,832)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	363	1,960	25,473	(23,513)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	119	642	8,125	(7,483)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	118	637	8,057	(7,420)
CDX-CMBX.NA.BBB- Series 9, 9/17/58*	(3.00)	Monthly	3.12	USD	113	611	7,889	(7,278)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	147	(7,426)	(22,555)	15,129

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	24	$(1,213)	$(3,864)	$2,651
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	147	(7,438)	(16,820)	9,382
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	295	(14,927)	(33,009)	18,082
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	118	(5,971)	(14,964)	8,993
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	99	(5,009)	(12,554)	7,545
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	165	(8,349)	(20,924)	12,575
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	117	(5,920)	(15,325)	9,405
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	23	(1,163)	(2,960)	1,797
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	376	(19,057)	(45,318)	26,261
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	113	(5,727)	(13,619)	7,892
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	1,270	20,178	1,735	18,443
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	504	(25,460)	(32,587)	7,127
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	860	(43,444)	(59,429)	15,985
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	209	(10,558)	(12,441)	1,883
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	607	(30,663)	(49,198)	18,535
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	132	(6,668)	(10,699)	4,031

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	168	$(8,487)	$(13,906)	$5,419
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	330	(16,671)	(31,469)	14,798
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	750	(37,888)	(92,101)	54,213
Deutsche Bank AG
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	499	(25,208)	(41,023)	15,815
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	800	12,711	(15,641)	28,352
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	445	(22,480)	(31,909)	9,429
Goldman Sachs International
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	Monthly	1.41	USD	530	8,421	1,729	6,692
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	160	(8,082)	(24,582)	16,500
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	133	(6,719)	(21,727)	15,008
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	186	(9,396)	(30,822)	21,426
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	58	(2,935)	(7,434)	4,499
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	402	(20,307)	(49,274)	28,967
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	139	(7,022)	(17,188)	10,166
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	40	(2,021)	(5,102)	3,081

						$(317,069)	$(640,092)	$323,023

*	Termination date

(a)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $20,695,486 or 7.8% of net assets.

(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at December 31, 2019.
(d)	IO - Interest Only.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
PMT Credit Risk Transfer TrustSeries 2019-2R, Class A
4.55%, 5/27/23	6/07/19	$235,751	$237,221	0.09%
PMT Credit Risk Transfer TrustSeries 2019-3R, Class A
4.614%, 10/27/22	10/11/19	142,573	143,240	0.05%

(h)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,472,531 and gross unrealized depreciation of investments was $(302,566), resulting in net unrealized appreciation of $2,169,965.

Currency Abbreviations:

JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$157,538,728		$	– 0	–	$157,538,728
Inflation-Linked Securities		– 0	–	24,125,117			– 0	–	24,125,117
Corporates - Investment Grade		– 0	–	22,614,489			– 0	–	22,614,489
Commercial Mortgage-Backed Securities		– 0	–	15,903,350			– 0	–	15,903,350
Agencies		– 0	–	9,749,376			– 0	–	9,749,376
Collateralized Mortgage Obligations		– 0	–	9,685,599			– 0	–	9,685,599
Asset-Backed Securities		– 0	–	9,567,909			– 0	–	9,567,909
Mortgage Pass-Throughs		– 0	–	3,701,898			– 0	–	3,701,898
Quasi-Sovereigns		– 0	–	517,471			– 0	–	517,471
Short-Term Investments:
U.S. Treasury Bills		– 0	–	9,852,298			– 0	–	9,852,298
Governments - Treasuries		– 0	–	8,104,238			– 0	–	8,104,238

Total Investments in Securities		– 0	–	271,360,473			– 0	–	271,360,473
Other Financial Instruments (a):
Assets:
Futures		14,465		– 0	–		– 0	–	14,465
Forward Currency Exchange Contracts		– 0	–	33,021			– 0	–	33,021

Investments in Securities:	Level 1			Level 2		Level 3			Total
Credit Default Swaps	$	– 0	–	$49,140		$	– 0	–	$49,140
Liabilities:
Futures		(37,974)		– 0	–		– 0	–	(37,974)
Credit Default Swaps		– 0	–	(366,209)			– 0	–	(366,209)

Total		$(23,509)		$271,076,425		$	– 0	–	$271,052,916 (b)

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

(b)

The amount of $2,829,329 for Asset-Backed Securities was transferred out of Level 3 into Level 2 as improved transparency of price inputs received from pricing vendors has increased the observability during the reporting period.